Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, sares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,739,000	3,739,000	3,645,000
Common stock, shares outstanding	3,739,000	3,739,000	3,645,000